Financial Risk Management - Summary of Changes in Loss Allowance for Debt Investments (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2022 KRW (₩)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	₩ 6,436,999
Ending balance	7,078,236
Debt Investments [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	92,010
Remeasurement of loss allowance, net	3,011
Transfer to lifetime ECL - not credit impaired	0
Transfer to lifetime ECL - credit impaired	0
Amounts written off	(6,594)
Recovery of amounts written off	1,653
Ending balance	90,080
Debt Investments [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,787
Remeasurement of loss allowance, net	1,571
Transfer to lifetime ECL - not credit impaired	(1,277)
Transfer to lifetime ECL - credit impaired	0
Amounts written off	0
Recovery of amounts written off	0
Ending balance	3,081
Debt Investments [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	6,190
Remeasurement of loss allowance, net	(1,517)
Transfer to lifetime ECL - not credit impaired	1,277
Transfer to lifetime ECL - credit impaired	(2,636)
Amounts written off	0
Recovery of amounts written off	0
Ending balance	3,314
Debt Investments [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	83,033
Remeasurement of loss allowance, net	2,957
Transfer to lifetime ECL - not credit impaired	0
Transfer to lifetime ECL - credit impaired	2,636
Amounts written off	(6,594)
Recovery of amounts written off	1,653
Ending balance	₩ 83,685